REVENUES - Timing of Revenue Recognition From Contracts with Customers (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Total revenues from contracts with customers	$ 7,168	$ 8,208	$ 7,681
Other revenue	0	0	2
Total revenues	7,168	8,208	7,683
Goods and services provided at a point in time
Disclosure of operating segments [line items]
Total revenues from contracts with customers	1,711	3,161	2,857
Services transferred over a period of time
Disclosure of operating segments [line items]
Total revenues from contracts with customers	$ 5,457	$ 5,047	$ 4,824